Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXESOn March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was signed into law in the United States. The CARES Act provides numerous tax provisions and other stimulus measures, including temporary changes regarding the prior and future utilization of net operating losses and technical corrections from prior tax legislation for tax depreciation of certain qualified improvement property. The Company evaluated the provisions of the CARES Act and as a result recorded an income tax receivable of approximately $0.2 million related to the potential carryback of our 2019 net operating loss to claim a refund for prior federal tax liabilities.	INCOME TAXES
Loss before provision for (benefit from) income taxes for the years ended December 31, 2018 and 2019 consisted of the following (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
United States	$(1,286)	$(5,563)
Foreign	208	(6,773)
Loss before provision for (benefit from) income taxes	$(1,078)	$(12,336)

The components of income tax expense for the years ended December 31, 2018 and 2019 consisted of the following (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
Current income tax expense:
United States	$257	$—
Total income tax expense	$257	$—
Total deferred income tax expense	$—	$—
Total income tax expense	$257	$—

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate for the years ended December 31, 2018 and 2019 was as follows:

	YEAR ENDED DECEMBER 31,
	2018	2019
Federal income tax (benefit) at statutory rate	21.0%	21.0%
Permanent Differences	(2.5)	(0.9)
Preferred stock tranche obligation remeasurement	—	(4.4)
Research and development credits	56.5	(2.1)
State income tax, net of federal benefit	28.5	3.9
Impact of Foreign Operations	(3.3)	3.6
Other	(0.4)	—
Change in valuation allowance	(123.6)	(21.1)
Effective tax rate	(23.8)%	0.0%

Net deferred tax assets as of December 31, 2018 and 2019 consisted of the following (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
Net operating loss carryforwards	$—	$3,127
Research and development credits	541	1,325
Accrueds	227	525
Other	3	1,180
Deferred revenue	2,732	—
Intangibles	108	151
Total deferred tax assets	$3,611	$6,308
Valuation allowance	(3,322)	(5,923)
Net deferred tax assets	$289	$385
Deferred tax liability
Depreciation	(289)	(385)
Net deferred tax assets (liability)	$—	$—

As of December 31, 2018, the Company did not have any U.S. federal, state and foreign net operating loss carryforwards. As of December 31, 2019, the Company had U.S. federal, state and foreign net operating loss carryforwards of $11.5 million, $11.1 million and $4.3 million, respectively. The state net operating loss carryforwards begin to expire in 2039.
As of December 31, 2018, the Company had U.S. federal and state research and development tax credit carryforwards of $0.3 and $0.3 million, respectively. As of December 31, 2019, the Company had U.S. federal and state research and development tax credit carryforwards of $0.7 million and $0.7 million, respectively. The tax credits begin to expire in 2038.
Management of the Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, which are comprised principally of research and development credits and deferred revenue. Under the applicable accounting standards, management has considered the Company’s history of losses and concluded that it is more likely than not that the Company will not recognize the benefits of federal and state deferred tax assets. Accordingly, a full valuation allowance was maintained as of December 31, 2018 and 2019. A change in the Company’s valuation allowance was recorded in 2018 and 2019, in the amount of $1.3 million and $2.6 million, respectively, due primarily to the generation of additional net deferred tax assets.
The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations for both federal taxes and the many states in which it operates or does business in. A tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits.
The Company records tax positions as liabilities and adjusts these liabilities when its judgement changes as a result of the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the Company’s current estimate of the recognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. As of December 31, 2019, the Company has not recorded any uncertain tax positions in its financial statements.
The Company recognize interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statement of operations. As of December 31, 2019, no accrued interest or penalties are included on the related tax liability line in the consolidated balance sheet.
The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. There are currently no pending tax examinations. The Company’s tax years are still open under statute from December 31, 2015, to the present. There are currently no pending income tax examinations. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service and state tax authorities to the extent utilized in a future period.